Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Future minimum rental receipts

Year ended December 31,	Amount
2018	$156,343
2019	106,422
2020	87,617
2021	54,584
2022	53,564
Thereafter	111,647

Total	$570,177